Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Schedule of Net Assets Recorded by Partnership

The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$1,354
Accounts receivable	3,866
Short-term derivative instruments, net	1,206
Prepaid expenses and other current assets	98
Oil and natural gas properties, net	192,280
Long-term derivative instruments, net	3,528
Accrued liabilities	(3,494)
Asset retirement obligations	(2,753)
Credit facilities	(89,300)
Other long-term liabilities	(111)
Net assets	$106,674

The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$3,265
Accounts receivable	10,615
Prepaid expenses and other current assets	1,824
Oil and natural gas properties, net	457,439
Long-term derivative instruments, net	3,056
Other long-term assets	356
Accounts payable	(4,063)
Revenue payable	(4,519)
Accrued liabilities	(3,311)
Short-term derivative instruments, net	(1,505)
Asset retirement obligations	(13,575)
Credit facilities	(151,690)
Other long-term liabilities	(265)
Net assets	$297,627

The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$6,021
Accounts receivable	16,284
Short-term derivative instruments, net	2,926
Prepaid expenses and other current assets	4,521
Oil and natural gas properties, net	108,342
Restricted investments	68,009
Accounts payable	(9,092)
Accrued liabilities	(9,140)
Asset retirement obligations	(58,746)
Credit facilities	(28,500)
Deferred tax liability	(1,674)
Noncontrolling interest	(5,255)
Net assets	$93,696

Schedule of Acquisition of Net Assets

The Partnership recorded the following net assets (in thousands):

Oil and natural gas properties, net	$15,164
Short-term derivative instruments, net	715
Long-term derivative instruments, net	674
Asset retirement obligations	(466)
Accrued liabilities	(17)
Net assets	$16,070

The Partnership recorded the following net assets (in thousands):

Oil and natural gas properties, net	$31,716
Accounts receivable	612
Short-term derivative instruments, net	1,017
Long-term derivative instruments, net	1,337
Asset retirement obligations	(43)
Accrued liabilities	(70)
Net assets	$34,569

Net Book Value of Assets Contributed to Memorial Resource

The net book value of the assets contributed to MRD LLC was as follows (in thousands):

Cash and cash equivalents	$3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)
Net assets	$3,000

Double A and Wattenberg Acquisition [Member]
Related Party Transaction [Line Items]
Schedule of Net Assets Recorded by Partnership

The Partnership recorded the following net assets (in thousands):

	Double A	Wattenberg
	Acquisition	Acquisition
Oil and gas properties, net	$37,838	$9,822
Asset retirement obligations	(908)	(149)
Other current liabilities	(722)	—
Total identifiable net assets	$36,208	$9,673

Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Schedule of Amount of General and Administrative Costs and Expenses Recognized

The following table summarizes the amount of general and administrative expenses recognized under the omnibus agreement that are reflected in the accompanying statements of operations for the periods presented (in thousands):

For the Year Ended December 31,
2014	2013	2012
$24,372	$9,440	$1,771

REO [Member]
Related Party Transaction [Line Items]
Schedule of Amount of General and Administrative Costs and Expenses Recognized

The following table summarizes the amount of management fees REO incurred and paid, which are included in general and administrative expenses in the accompanying statements of operations for the periods presented (in thousands):

For Twelve Months Ended December 31,
2012
$1,552